OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Other Receivables
OTHER RECEIVABLES
9.	OTHER RECEIVABLES
	December 31,
	2016	2017	2017
	CNY	CNY	US$

Withholding social insurance	5	6	1
Advance to a third party	—	493	76
Input VAT	5,780	597	92
Petty cash	179	—	—
Deposit	40	21	3
Receivables in relation to the disposal of Double Grow (a)	—	9,377	1,441
Others	123	—	—
	6,127	10,494	1,613

(a)	The amount represented receivables due from Shanghai Kangzheng Investment Management Co., Ltd. amounting to CNY9.38 million (US$1.44 million) in relation to the disposal of Double Grow on December 29, 2017 as disclosed in Note 3.